CUSTOMER DEPOSITS	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Disclosure Customer Deposits Abstract
CUSTOMER DEPOSITS

NOTE 5 – CUSTOMER DEPOSITS

The Company receives payments from customers on orders prior to shipment. At July 31, 2021 the Company had received $164,900 (January 31, 2021- $188,385) in customer deposits for orders that were unfulfilled at July 31, 2021 and canceled subsequent to quarter end. The orders were unfulfilled at July 31, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic. The deposits were returned to the customers subsequent to July 31, 2021.

NOTE 5 – CUSTOMER DEPOSITS

The Company receives payments from customers on orders prior to shipment. At January 31, 2021 the Company had received $188,385 (January 31, 2020- $0) in customer deposits for orders that were unfulfilled at January 31, 2021and canceled subsequent to year end. The orders were unfulfilled at January 31, 2021 because of supply chain issues due to supplier back-orders because of the Covid-19 pandemic. The deposits were returned to the customers subsequent to January 31, 2021.